Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Interest Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	€ (12,736)	€ (10,098)	€ (13,915)	[1],[2]	€ (9,427)
Net debt	6,437	€ 9,983	€ 8,790
Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 19,321
Debt, percent	100.00%
Net debt	€ 6,585
Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 18,861
Debt, percent	98.00%
Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 460
Debt, percent	2.00%
Cash and cash equivalents	€ (12,736)
Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	19,273
Debt, percent		100.00%	100.00%
Cash and cash equivalents	(12,781)	€ (10,267)	€ (13,841)
Net debt	6,492	€ 10,047	€ 8,862
Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 16,386
Debt, percent	85.00%	87.00%	91.00%
Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 2,886
Debt, percent	15.00%	13.00%	9.00%
Year 1 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 4,178
Net debt	(8,558)
Year 1 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,817
Year 1 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	361
Cash and cash equivalents	(12,736)
Year 1 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	4,130
Cash and cash equivalents	(12,781)
Net debt	(8,651)
Year 1 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,342
Year 1 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,787
Year 2 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	661
Net debt	661
Year 2 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	600
Year 2 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	61
Year 2 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	661
Net debt	661
Year 2 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	600
Year 2 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	61
Year 3 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,600
Net debt	2,600
Year 3 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,600
Year 3 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	0
Year 3 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,600
Net debt	2,600
Year 3 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,600
Year 3 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	0
Year 4 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	4,160
Net debt	4,160
Year 4 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	4,160
Year 4 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	0
Year 4 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	4,160
Net debt	4,160
Year 4 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	4,160
Year 4 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	0
Year 5 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	0
Net debt	0
Year 5 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	0
Year 5 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	0
Year 5 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	0
Net debt	0
Year 5 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	0
Year 5 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	0
Year 5 and later | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	7,722
Net debt	7,722
Year 5 and later | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	7,684
Year 5 and later | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	38
Year 5 and later | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	7,722
Net debt	7,722
Year 5 and later | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	7,684
Year 5 and later | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	38
Euro | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	13,145
Euro | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	16,993
Euro | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	60
Cash and cash equivalents	(3,908)
Euro | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	10,489	€ 13,129	€ 13,725
Euro | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	13,944
Euro | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	592
Cash and cash equivalents	(4,046)
US dollar | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(6,508)
US dollar | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,868
US dollar | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	15
Cash and cash equivalents	(8,391)
US dollar | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(2,404)	€ (669)	€ (3,304)
US dollar | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,443
US dollar | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	950
Cash and cash equivalents	(5,797)
Singapore dollar | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	0
Singapore dollar | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(2,155)
Singapore dollar | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	€ (2,155)

[1]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.